Note 8 - Capitalized Development Cost and Other Long-term Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes Tables
Schedule of Other Assets, Noncurrent [Table Text Block]
	March 31,	December 31,
	2026	2025
	(in thousands)
Long-term prepaid expenses	518	518
Total	$518	$518

	Year Ended December 31,
	2025	2024
	(in thousands)
Capitalized development costs	$-	$4,775
Long-term prepaid expenses	518	518
Total	$518	$5,293